Share Based Payments (Details) - Schedule of valuations of options approved and issued	12 Months Ended
Jun. 30, 2021 $ / shares
PBTAH [Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	February 19, 2015
Exercise Price per Share	$ 0.26
Share Price at Grant Date	$ 0.16
Years to Expiry	5 years
Risk-free Interest Rate	2.00%
Expected Share Price Volatility	74.80%
Dividend Yield	0.00%
Fair Value per Options	$ 0.083
PBTAR [Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	May 27, 2015
Exercise Price per Share	$ 0.27
Share Price at Grant Date	$ 0.17
Years to Expiry	5 years
Risk-free Interest Rate	2.25%
Expected Share Price Volatility	69.40%
Dividend Yield	0.00%
Fair Value per Options	$ 0.082
PBTAS [Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	June 7, 2017
Exercise Price per Share	$ 0.07
Share Price at Grant Date	$ 0.05
Years to Expiry	5 years
Risk-free Interest Rate	1.97%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.034
PBTAAA [Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	December 18, 2017
Exercise Price per Share	$ 0.11
Share Price at Grant Date	$ 0.07
Years to Expiry	5 years
Risk-free Interest Rate	2.38%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.047
PBTAI [Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	February 1, 2018
Exercise Price per Share	$ 0.08
Share Price at Grant Date	$ 0.06
Years to Expiry	5 years
Risk-free Interest Rate	2.24%
Expected Share Price Volatility	100.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.038
ATHAAB[Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	September 18, 2020
Exercise Price per Share	$ 0.09
Share Price at Grant Date	$ 0.05
Years to Expiry	5 years
Risk-free Interest Rate	0.43%
Expected Share Price Volatility	98.00%
Dividend Yield	0.00%
Fair Value per Options	$ 0.032
ATHAAD[Member]
Share Based Payments (Details) - Schedule of valuations of options approved and issued [Line Items]
Grant Date	January 7, 2021
Exercise Price per Share	$ 0.03
Share Price at Grant Date	$ 0.032
Years to Expiry	5 years
Risk-free Interest Rate	0.38%
Expected Share Price Volatility	139.52%
Dividend Yield	0.00%
Fair Value per Options	$ 0.028